Equity Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Equity Instruments at Fair Value Through Profit or Loss - Prisma Medios De Pago Sa
12	EQUITY INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS. PRISMA MEDIOS DE PAGO SA
The following table shows the bank’s holdings of equity instruments at fair value through profit or loss as of December 31, 2021 and 2020:

Name	Holdings
	12/31/2021		12/31/2020
	Fair value level	Book amounts	Book amounts
Equity Instruments
Measured at fair value through profit or loss
- Local
Prisma Medios de Pago SA (1)	3	3,392,574	7,510,822
Mercado Abierto Electrónico SA	3	205,855	217,692
COELSA	3	37,595	29,450
Matba Rofex SA	3	31,398	32,063
Sedesa	3	15,316	17,634
AC Inversora SA	3	10,178	8,134
Provincanje SA	3	8,857	9,423
Mercado a Término Rosario SA	3	7,414	6,503
Sanatorio Las Lomas SA	3	694	1,048
San Juan Tennis Club SA	3	437	18
Other		690	26,251

Subtotal local		3,711,008	7,859,038

Name (contd.)	Holdings
	12/31/2021		12/31/2020
	Fair value level	Book amounts	Book amounts
- Foreign
Banco Latinoamericano de Comercio Exterior SA	1	12,457	14,684
Cedear McDonald	1	4,839
Cedear Berkshire Hathaway Inc	1	4,818
Cedear Pepsico	1	4,799
Cedear Microsoft	1	4,688
Cedear Alphabet Inc. CA	1	4,537
Cedear Nvidia Corp	1	3,411
Cedear Wells F&C	1	3,289
Cedear Bank of America Corp	1	3,259
Cedear Exxon Mob	1	3,233
Other		20,668	2,866

Subtotal foreign		69,998	17,550

Total measured at fair value through profit or loss		3,781,006	7,876,588

Total equity instruments		3,781,006	7,876,588

(1)
On January 21, 2019, the Bank, together with the other shareholders, accepted a purchase offer made by AI ZENITH (Netherlands) B.V. (a company related to Advent International Corporation) for the acquisition of 1,933,051 common shares of par value Ps.1 each and entitled to one vote, representing 4.6775 % of its share capital, equivalent to 51% of the Bank’s capital stock in such company.

On February 1, 2019, the Bank completed the transfer of such shares for a total purchase price of (in thousands) USD 64,542 out of which the Bank received on the date hereof (in thousands) USD 38,311 and the payment of the balance for an amount of (in thousands) USD 26,231 shall be deferred for 5 years as follows: (i) 30% of such amount in Pesos adjusted by Unit of Purchasing Power (UVA, for its acronym in Spanish) at a 15% nominal annual rate; and (ii) 70% in US Dollars at a 10% nominal annual rate. The purchase price is guaranteed by the issuance of notes in favor of the Bank and pledges of the transferred shares.
During July 2019, the process to determine the final selling price of the shares of Prisma Medios de Pago SA (Prisma) was completed and the final price was (in thousands) USD 63,456. The difference arising from a final price lower than the estimated price was deducted from the price balance, therefore there was no need for the Bank to return any amounts received. All other payment conditions were not modified and remain in full force and effect under the terms described in this note.

On October 1, 2021, the Bank, together with the other class B Shareholders of Prisma, gave notice with respect to the exercise of the existing put option and therefore started the procedure to sell the remaining

49
%
of the capital stock of such company.
On March 18, 2022, the Bank completed the transfer of all remaining shares held in Prisma in favor of AI ZENITH (Netherlands) BV, representing

4.4941
%
of Prisma’s capital stock.
The price of such shares is (in thousand) USD 33,018 and shall be paid as follows: (i) 30% in Pesos at UVA plus a nominal annual rate of 15%
that shall be paid 50% on March 18, 2027 and the remaining on March 18, 2028, and
(ii) 70% in US Dollars at a nominal annual rate of 10%
that shall be paid 50% on March 18, 2027 and the remaining on March 18, 2028.
As of December 31, 2021 and 2020, the holding of the Bank in Prisma (equivalent to 49%), is recorded in “Equity instruments at fair value through profit or loss”. As of December 31, 2021 the fair value corresponds to the final price of such shares, mentioned in the previous paragraph, that was determined pursuant to proceeding contractually agreed between the parties as mentioned below. As of December 31, 2020, the fair value was determined from valuations performed by independent experts and the put option abovementioned was recorded in the item “Derivative financial instruments” and measured by valuations performed by independent experts (see notes 6 and 13).

On the other hand, the parties agreed that: (i) the 40% of the outstanding balance of the sale of 51% mentioned in the first paragraph of this note was paid on March 30, 2022 and (ii) the remaining balance shall be paid in two installments, on January 31, 2026 and January 31, 2027, respectively.
Finally, sellers retained the usufruct (dividends) of the shares sold to be declared by Prisma for the year ended December
31
,
2018
, which were collected on April
26
,
2019
. Besides the proportion applicable to the buyer of the dividends to be reported for the following fiscal years –with the buyer’s commitment to voting in favor of the distribution of certain minimum percentages– will be used to create a guarantee trust to repay the deferred price amount through the concession by the buyer and Prisma of a usufruct over the economic rights of the shares in favor of such trust. On March
18
,
2022
an agreement updated was performed for the
100
% of the shares.